RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions
During the years ended December 31, 2017, 2018 and 2019 significant related party transactions were as follows:

	2017	2018	2019
	RMB(in millions)
Commissions from Tongcheng-eLong (a)	—	190	217
Commissions from eLong (a)	573	63	—
Commissions from Huazhu (a)	77	61	72
Commissions from BTG (a)	63	93	91
Commissions to Tongcheng-eLong (b)	—	516	579
Commissions to eLong (b)	244	66	—
Commissions to Baidu (b)	80	67	—
Commissions to LY.com (b)	70	6	—

(a)	BTG, Huazhu and eLong , have entered into agreements with the Company, respectively, to provide hotel rooms for our end users. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong to provide hotel rooms for our end users. The transactions above represent the commissions earned from these related parties.

(b)
The Company entered into agreements with eLong, LY.com and Baidu, upon which these related parties promote the Company’s hotel rooms on their platforms. In 2018, eLong completed a merger with LY.com and the enlarged group Tongcheng-eLong supersedes eLong and LY.com to promote the Company’s hotel rooms on their platforms. The transactions above represent the service commissions and Baidu Map business cooperation commission paid to these related parties.

Schedule of significant balances with related parties

	2018	2019
	RMB( in millions)
Due from related parties, current:
Due from Tongcheng-eLong	1,278	2,149
Due from others	364	630
	1,642	2,779
Due from related parties, non-current:
Due from Skysea (a)	207	—
Due from others	22	25
	229	25
Due to related parties, current:
Due to Tongcheng-eLong	263	181
Due to others	229	219
	492	400

(a)	In 2017, based on the impairment assessment by considering the operating results, market condition and business updates, a provision of RMB536 million for the loan and receivable balance due from Skysea was provided and a liability of RMB367 million for the contingent payable was recorded in “Other payables and accruals” which reflected the then best estimates of the liability to be assume by the Company and offset by the proceeds from the net realisable value of Skysea in the event of winding down of its business. In 2019, Skysea completed its winding down of the business and the Company entered into the final settlement with Skysea. According to the final settlement, the Company collected the amount due from Skysea and settled the provision and contingent liability of RMB603 million (recognized as other income), which includes RMB236 million previously made for loan receivable and RMB367 previously made for contingent payables.